Share-Based Payment (Tables)	12 Months Ended
Mar. 31, 2020
Share Based Payment [Abstract]
Disclosure Of Terms Stock Option Reserve Explanatory
	Non- Controlling Interest	Stock Option Reserve

Balance at April 1, 2018	$—	$267
Value of iOx options relating to pre-acquisition services	7,364	—
Share-based compensation expense	1,111	57
Balance at March 31, 2019	8,475	324
Expiration of unexercised stock options	—	(282)
Share-based compensation expense	2,143	16
Balance at March 31, 2020	$10,618	$58

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	68.86%
Expected life	1826 days
Fair value of stock	US$6.27

Schedule of fair value of the vested and unvested options
Assumption	Vested Options	Unvested Options
Risk free interest rate	2.6%	2.6%
Expected dividend	Nil	Nil
Expected volatility	80%	80%
Expected life	1.3 years	3.2 years
Fair value of stock	US$4,630.35	US$4,630.35

Schedule of outstanding stock options

	PBI 2013 Option Plan	PPL Option Plan (Subsidiary Plan)	iOx Option Plan (Subsidiary Plan)
Balance as at April 1, 2017	203,169	47,917	—
Exercised	(184,710)	—	—
Balance as at March 31, 2018	18,459	47,917	—
Acquired from SalvaRx Acquisition	—	—	2,599
Granted	—	9,341	—
Cancelled	(12,500)	—	—
Balance as at March 31, 2019	5,959	57,258	2,599
Expired	(2,979)	(47,917)
Balance as at March 31, 2020	2,980	9,341	2,599
Exercisable as at March 31, 2020	2,980	9,341	1,643

Schedule of weighted average exercise price and the remaining contractual life
	PBI 2013 Option Plan		PPL Option Plan (Subsidiary Plan)		iOx Option Plan (Subsidiary Plan)
	March 31,		March 31,		March 31,
	2020	2019	2020	2019	2020	2019
Weighted average exercise price	$15.00	$15.00	$5.35	$2.83	$148.84	$152.84
Weighted average remaining contractual life (in years)	1.72	2.72	2.61	1.63	1.63	3.10